================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07567

                  ---------------------------------------------

                 STATE STREET NAVIGATOR SECURITIES LENDING TRUST

--------------------------------------------------------------------------------
               (Exact name of Registrant as specified in charter)

                               One Lincoln Street
                                    4th Floor
                                Boston, MA 02111

--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                        Copy to:

              Thomas Reyes                              Philip H. Newman, Esq.
       Vice President and Counsel                        Goodwin Procter LLP
  State Street Bank and Trust Company                       Exchange Place
     225 Franklin Street, 2nd Floor                  Boston, Massachusetts 02109
      Boston, Massachusetts 02110

Registrant's telephone number, including area code: (617) 662-3967

Date of fiscal year end: December 31

Date of reporting period: December 31, 2005

================================================================================

ITEM 1: REPORTS TO SHAREHOLDERS.

                                STATE STREET NAVIGATOR
                                SECURITIES LENDING PRIME
                                PORTFOLIO ANNUAL REPORT
                                DECEMBER 31, 2005

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
EXPENSE EXAMPLE (UNAUDITED)
DECEMBER 31, 2005
--------------------------------------------------------------------------------

EXPENSE EXAMPLE

As a shareholder of the State Street Navigator Securities Lending Prime Portfolio (the "Fund"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2005 to December 31, 2005.

The table below illustrates your Fund's costs in two ways:

      - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the actual return of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

            To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period".

      - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2005

                                                         BEGINNING             ENDING           EXPENSES PAID
                                                       ACCOUNT VALUE        ACCOUNT VALUE          DURING
                                                        JULY 1, 2005      DECEMBER 31, 2005        PERIOD *
                                                       -------------      -----------------     -------------
BASED ON ACTUAL PORTFOLIO RETURN                         $1,000.00           $1,018.90              $0.25

BASED ON HYPOTHETICAL (5% RETURN BEFORE EXPENSES)        $1,000.00           $1,024.95              $0.26

----------
* The calculations are based on expenses incurred in the most recent fiscal period of the Fund. The annualized average weighted expense ratio as of December 31, 2005 was 0.05%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO
PORTFOLIO STATISTICS (UNAUDITED)
DECEMBER 31, 2005
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION BY INVESTMENT TYPE*                    DECEMBER 31, 2005
-----------------------------------------                    -----------------
Yankee Certificates of Deposit                                    35.52%
Repurchase Agreements                                             23.70%
Commercial Paper                                                  11.05%
Certificates of Deposit                                            8.30%
Medium Term Notes                                                  7.08%
U.S. Government Agency Obligations                                 6.27%
Bank Notes                                                         3.84%
Promissory Notes                                                   3.02%
Euro Certificates of Deposit                                       2.21%
Other assets less liabilities                                     (0.99)%
                                                                 ------
TOTAL                                                            100.00%
                                                                 ------

----------
*As a percentage of net assets as of the date indicated.

PORTFOLIO COMPOSITION BY RATING*                             DECEMBER 31, 2005
--------------------------------                             -----------------
A-1+                                                              49.31%
A-1                                                               27.98%
Repurchase Agreements                                             23.70%
Other assets less liabilities                                     (0.99)%
                                                                 ------
TOTAL                                                            100.00%
                                                                 ------

----------
* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005

NAME OF ISSUER                                   INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                 RATE        DATE          AMOUNT          COST +
--------------------------------------------     --------   ----------   -------------   --------------
COMMERCIAL PAPER -- 11.05%
ABCP CREDIT ARBITRAGE -- 1.68%
    Giro Balanced Funding Corp.                   4.340%    01/30/2006   $ 150,000,000   $  149,475,584
    Surrey Funding Corp.                          4.310%    01/13/2006     300,000,000      299,569,000
    Surrey Funding Corp.                          4.260%    01/06/2006     250,000,000      249,852,083
                                                                                         --------------
                                                                                            698,896,667
                                                                                         --------------
ABCP RECEIVABLES AND SECURITIES -- 1.48%
    Amstel Funding Corp.                          4.380%    03/07/2006     186,655,000      185,178,870
    Chariot Funding LLC                           4.270%    01/17/2006     121,516,000      121,285,390
    Thames Asset Global Security No. 1 Inc.       4.280%    01/12/2006     307,322,000      306,920,091
                                                                                         --------------
                                                                                            613,384,351
                                                                                         --------------
ABCP SINGLE SELLER -- 1.84%
    Citibank Credit Card (Dakota Notes)           4.310%    01/19/2006     200,000,000      199,569,000
    Citibank Credit Card (Dakota Notes)           4.300%    01/20/2006     200,000,000      199,546,111
    Park Granada LLC                              4.320%    01/20/2006     120,000,000      119,726,400
    Park Granada LLC                              4.320%    01/13/2006     245,000,000      244,647,200
                                                                                         --------------
                                                                                            763,488,711
                                                                                         --------------
BANK FOREIGN -- 4.15%
    Bank of Ireland                               4.275%    01/31/2006     440,000,000      438,432,500
    Den Danske Bank                               4.295%    01/30/2006      88,000,000       87,695,532
    Lloyds Bank Plc                               4.256%    01/27/2006     125,000,000      124,615,868
    Macquarie Bank Ltd. (a) (b)                   4.174%    01/23/2006     125,000,000      124,993,052
    Skandinaviska Enskilda Banken AG (a) (b)      4.370%    01/16/2006     150,000,000      150,000,000
    Skandinaviska Enskilda Banken AG (a) (b)      4.340%    01/19/2006     275,000,000      275,000,000
    Skandinaviska Enskilda Banken AG (a) (b)      4.350%    01/30/2006     400,000,000      399,963,626
    Westpac Trust Securities                      4.290%    01/31/2006     125,000,000      124,553,125
                                                                                         --------------
                                                                                          1,725,253,703
                                                                                         --------------
BEVERAGES -- 0.60%
    Atlantic Industries                           4.260%    01/23/2006     250,000,000      249,349,167
                                                                                         --------------
BROKERAGE -- 1.30%
    Morgan Stanley (a)                            4.390%    01/03/2006     540,000,000      540,000,000
                                                                                         --------------
                                                                                            540,000,000
                                                                                         --------------
TOTAL COMMERCIAL PAPER                                                                    4,590,372,599
                                                                                         --------------

CERTIFICATES OF DEPOSIT -- 8.30%
BANK DOMESTIC -- 8.30%
    First Tennessee Bank National
        Association (a) (b)                       4.360%    01/17/2006     147,000,000      147,000,000
    Marshall & Ilsley Bank (a)                    4.439%    03/23/2006     200,000,000      199,946,963
    National City Bank (a)                        4.310%    03/06/2006     250,000,000      249,986,687

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005

NAME OF ISSUER                                   INTEREST    MATURITY      PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                                 RATE        DATE          AMOUNT           COST +
--------------------------------------------     --------   ----------   --------------   --------------
CERTIFICATES OF DEPOSIT -- (CONTINUED)
    National City Bank (a)                        4.310%    01/09/2006   $  350,000,000   $  349,973,588
    National City Bank (a)                        4.310%    03/06/2006      250,000,000      249,988,869
    Suntrust Bank (a)                             4.290%    01/09/2006      435,000,000      434,990,525
    Suntrust Bank (a)                             4.324%    01/26/2006      500,000,000      499,960,464
    Washington Mutual                             4.300%    01/27/2006      305,000,000      305,000,000
    Washington Mutual                             4.300%    01/17/2006      130,000,000      130,000,000
    Washington Mutual (a)                         4.345%    01/20/2006      394,000,000      394,000,000
    Wells Fargo & Co. (a)                         4.581%    03/15/2006      185,000,000      185,173,609
    Wells Fargo & Co.                             4.290%    01/23/2006      300,000,000      299,998,177
                                                                                          --------------

TOTAL CERTIFICATES OF DEPOSIT                                                              3,446,018,882
                                                                                          --------------

YANKEE CERTIFICATES OF DEPOSIT -- 35.52%
BANK FOREIGN -- 35.52%
    Alliance & Leicester Plc (a) (b)              4.329%    01/03/2006      245,000,000      245,000,000
    ANZ National (Intl) Ltd. (a) (b)              4.311%    01/07/2006      270,000,000      270,000,000
    ANZ National (Intl) Ltd. (a) (b)              4.350%    01/23/2006      220,000,000      220,000,000
    Banco Bilbao Vizcaya (a)                      4.080%    01/17/2006      140,000,000      139,967,682
    Bank of Ireland  (a) (b)                      4.340%    01/20/2006      300,000,000      300,000,000
    Bank Nova Scotia (a)                          4.315%    01/30/2006      150,000,000      149,970,885
    Bank Nova Scotia (a)                          4.330%    01/03/2006      150,000,000      149,988,861
    Barclays Bank Plc (a)                         4.340%    01/29/2006      400,000,000      400,000,000
    Barclays Bank Plc                             4.290%    01/24/2006      875,000,000      875,000,000
    BNP Paribas SA                                4.300%    01/31/2006      225,000,000      225,000,000
    BNP Paribas SA (a)                            4.300%    01/23/2006      150,000,000      149,979,698
    BNP Paribas SA (a)                            4.285%    01/17/2006      125,000,000      124,988,285
    BNP Paribas SA (a) (b)                        4.349%    01/25/2006      260,000,000      260,000,000
    BNP Paribas SA (a)                            4.308%    01/19/2006      540,000,000      539,950,242
    Canadian Imperial Bank of Commerce            4.320%    01/31/2006      385,000,000      384,967,552
    Canadian Imperial Bank of Commerce            4.308%    01/23/2006      150,000,000      149,998,328
    Canadian Imperial Bank of Commerce            3.795%    06/19/2006      232,000,000      231,984,274
    Canadian Imperial Bank of Commerce            3.790%    06/19/2006      115,000,000      114,994,803
    Canadian Imperial Bank of Commerce            4.320%    01/30/2006      345,000,000      344,972,336
    Calyon NY (a)                                 4.305%    01/20/2006      150,000,000      149,955,660
    Calyon NY                                     3.745%    06/14/2006       60,000,000       59,996,051
    Calyon NY                                     3.775%    06/15/2006      185,000,000      184,987,752
    Commonwealth Bank Australia (a) (b)           4.349%    01/24/2006      220,000,000      220,000,000
    Credit Suisse First Boston                    4.290%    01/27/2006      800,000,000      800,000,000
    Deutsche Bank                                 4.310%    01/31/2006    1,390,000,000    1,390,000,000
    Dexia Bank (a)                                4.320%    01/03/2006      240,000,000      239,984,911
    Dexia Bank                                    4.305%    01/31/2006      400,000,000      400,001,655
    Dexia Bank (a)                                4.315%    01/03/2006      195,000,000      194,977,426
    Dexia Bank (a)                                4.325%    01/03/2006      125,000,000      124,981,193
    Fortis Bank (a)                               4.250%    01/06/2006      100,000,000       99,999,556

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005

NAME OF ISSUER                                   INTEREST    MATURITY       PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                 RATE        DATE           AMOUNT          COST +
---------------------------------------------    --------   ----------   --------------   ---------------
YANKEE CERTIFICATES OF DEPOSIT -- (CONTINUED)
    HBOS Treasury Service (a)                     4.330%    01/18/2006   $  200,000,000   $   200,000,000
    HBOS Treasury Service (a)                     4.339%    01/27/2006      200,000,000       200,000,000
    HBOS Treasury Service (a)                     4.328%    01/17/2006      100,000,000       100,000,000
    HBOS Treasury Service                         3.760%    06/14/2006      192,000,000       192,000,000
    Landesbank Hessen-Thauringen                  4.280%    01/30/2006      175,000,000       175,000,000
    National City Bank (a)                        4.379%    01/26/2006      130,000,000       130,031,162
    Nordea Bank Finland Plc (a) (b)               4.340%    01/11/2006      375,000,000       375,000,000
    Nordea Bank Finland Plc (a)                   4.341%    01/05/2006      500,000,000       499,958,895
    Nordea Bank Finland Plc (a)                   4.321%    01/27/2006      300,000,000       299,974,658
    Nordea Bank Finland Plc (a)                   4.303%    01/11/2006      180,000,000       179,986,087
    Royal Bank Canada                             4.280%    01/24/2006      100,000,000       100,000,000
    Royal Bank of Scotland (a)                    4.289%    01/17/2006      175,000,000       174,986,140
    Royal Bank of Scotland                        4.305%    09/29/2006      250,000,000       250,000,000
    Royal Bank of Scotland (a)                    4.343%    01/03/2006      200,000,000       199,987,304
    Svenska Handelsbanken (a)                     4.310%    01/16/2006      250,000,000       249,964,361
    Svenska Handelsbanken (a)                     4.305%    01/03/2006      125,000,000       124,987,459
    Swedbank Sparbanken Sverige AB (a)            4.310%    01/11/2006      289,430,000       289,407,733
    Toronto Dominion Bank                         3.850%    06/30/2006       50,000,000        50,000,000
    Toronto Dominion Bank                         3.825%    07/05/2006      165,000,000       165,004,082
    Toronto Dominion Bank                         3.780%    07/03/2006      150,000,000       150,000,000
    Toronto Dominion Bank                         3.740%    06/19/2006      156,000,000       155,989,424
    UBS AG Stamford                               4.310%    01/31/2006    1,350,000,000     1,350,000,000
                                                                                          ---------------

TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                       14,753,924,455
                                                                                          ---------------

EURO CERTIFICATES OF DEPOSIT -- 2.21%
BANK FOREIGN -- 2.21%
    Barclays Bank Plc                             4.290%    01/24/2006       75,000,000        75,000,000
    Calyon NY                                     4.050%    03/23/2006       70,000,000        69,974,334
    Lloyds Bank Plc                               4.300%    01/26/2006      350,000,000       350,000,000
    Societe Generale                              4.310%    01/30/2006      425,000,000       425,000,000
                                                                                          ---------------

TOTAL EURO CERTIFICATES OF DEPOSIT                                                            919,974,334
                                                                                          ---------------

BANK NOTES -- 3.84%
BANK DOMESTIC -- 3.84%
    Bank of America Corp. (a)                     4.250%    01/03/2006      450,000,000       450,000,000
    National City Bank (a)                        4.225%    01/03/2006      200,000,000       199,992,466
    Wachovia Bank (a)                             4.340%    01/04/2006      125,000,000       125,000,000
    Wells Fargo Bank NA (a)                       4.570%    03/13/2006      275,000,000       275,169,537
    Wells Fargo Bank NA (a)                       4.540%    03/03/2006       43,575,000        43,584,703
    Wells Fargo Bank NA (a)                       4.345%    01/03/2006      500,000,000       500,000,000
                                                                                          ---------------

TOTAL BANK NOTES                                                                            1,593,746,706
                                                                                          ---------------

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005

NAME OF ISSUER                                   INTEREST    MATURITY      PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                                 RATE        DATE          AMOUNT           COST +
--------------------------------------------     --------   ----------   --------------  ----------------
MEDIUM TERM NOTES -- 7.08%
BANK FOREIGN -- 2.20%
    HBOS Treasury Service (a) (b)                 4.418%    01/03/2006   $  200,000,000   $   200,000,000
    Nationwide Building Society (a) (b)           4.361%    01/09/2006      385,000,000       385,000,000
    Northern Rock Plc (a) (b)                     4.393%    01/03/2006      330,000,000       330,000,000
                                                                                          ---------------
                                                                                              915,000,000
                                                                                          ---------------
BROKERAGE -- 2.50%
    Merrill Lynch & Co., Inc. (a)                 4.660%    02/27/2006      126,500,000       126,641,547
    Merrill Lynch & Co., Inc. (a)                 4.341%    01/04/2006      305,000,000       305,000,000
    Morgan Stanley (a)                            4.399%    01/16/2006      300,000,000       300,000,000
    Morgan Stanley (a)                            4.341%    01/04/2006      305,000,000       305,000,000
                                                                                          ---------------
                                                                                            1,036,641,547
                                                                                          ---------------
FINANCE CAPTIVE -- 0.48%
    Toyota Motor Credit Corp. (a)                 4.310%    01/11/2006      200,000,000       200,000,000
                                                                                          ---------------
                                                                                              200,000,000
                                                                                          ---------------
FINANCE NON-CAPTIVE DIVERSIFIED -- 1.38%
    American Express (a)                          4.339%    01/30/2006      150,000,000       150,000,000
    American Express Centurion Bank (a)           4.330%    01/19/2006      150,000,000       150,000,000
    American Express Centurion Bank (a)           4.349%    01/31/2006      150,000,000       150,000,000
    American Express Centurion Bank               4.339%    01/25/2006      125,000,000       125,000,000
                                                                                          ---------------
                                                                                              575,000,000
                                                                                          ---------------
PHARMACEUTICALS -- 0.52%
    Eli Lilly Services, Inc. (a) (b)              4.355%    01/03/2006      215,000,000       215,000,000
                                                                                          ---------------

TOTAL MEDIUM TERM NOTES                                                                     2,941,641,547
                                                                                          ---------------

PROMISSORY NOTES -- 3.02%
BROKERAGE -- 3.02%
    Goldman Sachs Promissory Note (a) (c)         4.310%    11/15/2006      200,000,000       200,000,000
    Goldman Sachs Promissory Note (a) (c)         4.313%    01/03/2007      125,000,000       125,000,000
    Goldman Sachs Promissory Note (a) (c)         4.330%    02/23/2006      400,000,000       400,000,000
    Goldman Sachs Promissory Note (a) (c)         4.410%    02/22/2006       90,000,000        90,000,000
    Goldman Sachs Promissory Note (a) (c)         4.360%    08/14/2006      340,000,000       340,000,000
    Goldman Sachs Promissory Note (a) (c)         4.360%    01/17/2006      100,000,000       100,000,000
                                                                                          ---------------

TOTAL PROMISSORY NOTES                                                                      1,255,000,000
                                                                                          ---------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.27%
    Federal Home Loan Bank (a)                    4.317%    03/08/2006      500,000,000       499,720,525
    Federal Home Loan Bank (a)                    4.250%    01/06/2006      500,000,000       499,705,550
    Federal Home Loan Mortgage (a)                4.367%    03/19/2006    1,000,000,000       999,572,117
    Federal Home Loan Mortgage                    3.850%    03/14/2006       98,565,000        97,806,050
    Federal National Mortgage Association         3.840%    03/01/2006      161,825,000       160,806,581

   The accompanying notes are an integral part of these financial statements.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2005

NAME OF ISSUER                                              INTEREST    MATURITY          PRINCIPAL         AMORTIZED
AND TITLE OF ISSUE                                            RATE        DATE              AMOUNT            COST +
-------------------------------------------------------     --------   ----------       --------------   ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- (CONTINUED)
    Federal National Mortgage Association                    3.850%    03/22/2006       $  250,000,000   $   247,861,111
    Federal National Mortgage Association                    3.864%    03/22/2006          100,000,000        99,141,333
                                                                                                         ---------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                                   2,604,613,267
                                                                                                         ---------------

REPURCHASE AGREEMENTS -- 23.70%
Banc of America Tri Party, 4.050% dated 12/30/2005
  (collateralized by various U.S. Government Obligations,
  4.50%-5.50% due 12/01/20-08/01/35 valued at
  $37,352,400); proceeds $36,636,479                         4.050%    01/03/2006           36,620,000        36,620,000

Banc of America Tri Party, 4.300% dated 12/30/2005
  (collateralized by various Corporate Investment Grade
  Bonds, 0.00%-9.875% due 11/03/06-05/09/35 valued at
  $487,560,000); proceeds $478,228,378                       4.300%    01/03/2006 (e)      478,000,000       478,000,000

Countrywide Funding Tri Party, 4.290% dated 12/30/2005
  (collateralized by various U.S. Government Obligations,
  4.488%-5.500% due 12/25/17-10/15/35 valued at
  $204,000,000); proceeds $200,095,333                       4.290%    01/03/2006          200,000,000       200,000,000

Countrywide Funding Tri Party, 4.300% dated 12/30/2005
  (collateralized by Asset Backed Securities,  0.00%
  due 12/30/35 valued at $153,000,000); proceeds
  $150,071,667                                               4.300%    01/03/2006          150,000,000       150,000,000

Credit Suisse First Boston Tri Party, 4.330% dated
  12/30/2005 (collateralized by various Equity Securities,
  valued at $1,181,575,535); proceeds
  $1,125,541,250                                             4.330%    01/03/2006 (e)    1,125,000,000     1,125,000,000

Fortis Financial Services Tri Party, 4.300% dated
  12/30/2005 (collateralized by various Asset Backed
  Securities, 0.00% due 10/20/10-02/25/36 valued at
  $563,034,524); proceeds $550,262,778                       4.300%    01/03/2006 (e)      550,000,000       550,000,000

Goldman Sachs Tri Party, 4.350% dated 12/30/2005
  (collateralized by various Corporate High Yield Bonds,
  0.00%-7.50% due 11/21/07-03/14/52 valued at
  $262,500,877); proceeds $250,120,833                       4.350%    01/03/2006 (e)      250,000,000       250,000,000

Greenwich Capital Markets Tri Party, 4.310% dated
  12/30/2005 (collateralized by various Asset Backed
  Securities, 0.00%-7.905% due 04/25/06-01/05/46
  valued at $1,122,002,252); proceeds
  $1,100,526,778                                             4.310%    01/03/2006 (e)    1,100,000,000     1,100,000,000

HSBC Tri Party, 4.300% dated 12/30/2005
  (collateralized by various Corporate Bonds,
  0.00%-14.50% due 05/01/06-12/31/49 valued at
  $808,500,995); proceeds $770,367,889                       4.300%    01/03/2006 (e)      770,000,000       770,000,000

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005

NAME OF ISSUER                                             INTEREST     MATURITY          PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                                           RATE         DATE              AMOUNT           COST +
-------------------------------------------------------    --------    ----------       --------------   ---------------
REPURCHASE AGREEMENTS -- (CONTINUED)
J.P. Morgan Chase Tri Party, 4.350% dated 12/30/2005
      (collateralized by various Corporate Bonds,
      0.00%-8.70% due 03/25/09-12/26/10 valued at
      $436,800,335); proceeds $416,201,667                   4.350%    01/03/2006       $  416,000,000   $   416,000,000

Lehman Brothers Tri Party, 4.350% dated 12/30/2005
      (collateralized by various Municipal Bonds,
      0.00%-12.00% due 08/01/06-08/01/38 valued at
      $124,802,046); proceeds $120,058,000                   4.350%    01/03/2006 (e)      120,000,000       120,000,000

Lehman Brothers Tri Party, 4.360% dated 10/04/2005
      (collateralized by various Equity Securities, valued at
      $840,355,019); proceeds $800,387,556                   4.360%    01/05/2006 (d)      800,000,000       800,000,000

Lehman Brothers Tri Party, 4.330% dated 12/30/2005
      (collateralized by various Equity Securities, valued at
      $483,148,230); proceeds $460,221,311                   4.330%    01/03/2006 (e)      460,000,000       460,000,000

Lehman Brothers Tri Party, 4.300% dated 12/27/2005
      (collateralized by various Municipal Bonds,
      0.00%-9.20% due 03/01/06-07/01/45 valued at
      $364,003,731); proceeds $350,292,639                   4.300%    01/03/2006          350,000,000       350,000,000

Merrill Lynch Tri Party, 4.330% dated 12/30/2005
      (collateralized by various Equity Securities, valued at
      $260,514,798); proceeds $248,119,316                   4.330%    01/03/2006          248,000,000       248,000,000

Merrill Lynch Tri Party, 4.400% dated 12/23/2005
      (collateralized by various Corporate High Yield Bonds,
      0.00%-13.50% due 02/15/06-12/31/33 valued at
      $525,002,581); proceeds $501,894,444                   4.400%    01/23/2006 (d)      500,000,000       500,000,000

Morgan Stanley Tri Party, 4.375% dated 12/30/2005
      (collateralized by various Corporate Investment Grade
      Bonds, 0.00%-5.00% due 04/04/21-01/01/49 valued at
      $367,500,010); proceeds $350,170,139                   4.375%    01/03/2006 (e)      350,000,000       350,000,000

Morgan Stanley Tri Party, 4.375% dated 12/30/2005
      (collateralized by various Corporate High Yield Bonds,
      0.00%-12.50% due 09/15/06-03/15/36 valued at
      $209,616,069); proceeds $200,097,222                   4.375%    01/03/2006 (e)      200,000,000       200,000,000

Morgan Stanley Tri Party, 4.290% dated 12/30/05
      (collateralized by various U.S. Government Obligations,
      0.00%-12.50% due 09/15/06-03/15/36 valued at
      $16,769,286); proceeds $16,007,627                     4.290%    01/03/2006           16,000,000        16,000,000

Salomon Smith Barney Tri Party, 4.350% dated 12/30/2005
      (collateralized by various Corporate High Yield Bonds,
      0.00%-10.875% due 09/17/06-10/01/29 valued at
      $285,600,000); proceeds $280,135,333                   4.350%    01/03/2006          280,000,000       280,000,000

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005

NAME OF ISSUER                                              INTEREST    MATURITY           PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                            RATE        DATE              AMOUNT           COST +
--------------------------------------------------------    --------   --------------   --------------   ---------------
REPURCHASE AGREEMENTS -- (CONTINUED)
Salomon Smith Barney Tri Party, 4.300% dated 12/30/2005
      (collateralized by various Corporate Investment
      Bonds, 0.00%-10.875% due 09/17/06-10/01/29 valued
      at $147,900,000); proceeds $145,069,278                4.300%    01/03/2006       $  145,000,000   $   145,000,000

UBS Warburg Tri Party, 4.295% dated 12/13/2005
      (collateralized by various U.S. Government Obligations,
      3.50%-12.75% due 02/01/06-01/01/36 valued at
      $1,020,001,669); proceeds $1,005,845,972               4.295%    01/31/2006 (d)    1,000,000,000     1,000,000,000

Wachovia Capital Markets Tri Party, 4.320% dated 12/30/2005
      (collateralized by various Corporate Investment Grade
      Bonds, 0.00%-12.00% due 01/15/06-01/01/46 valued
      at $310,776,361); proceeds $300,144,000                4.320%    01/03/2006 (e)      300,000,000       300,000,000

TOTAL REPURCHASE AGREEMENTS                                                                                9,844,620,000
                                                                                                         ---------------

TOTAL INVESTMENTS -- 100.99%                                                                              41,949,911,790

OTHER ASSETS LESS LIABILITIES -- (0.99)%                                                                    (413,391,423)

                                                                                                         ---------------

NET ASSETS 100.0%                                                                                        $41,536,520,367
                                                                                                         ---------------

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                        NOTES TO SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005

(a) Floating Rate Note - Interest rate shown is rate in effect at December 31, 2005. Date disclosed is the next interest rate reset date.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 9.91% of net assets as of December 31, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 3.02% of net assets as of December 31, 2005, are considered illiquid and restricted (see table below for more information).

                                                                                     ACQUISTION                    AMORTIZED
                                                                                     COST                          COST VALUE
                                                                                     PERCENTAGE                    PERCENTAGE
                                                                                     OF FUND'S                     OF FUND'S
                                                                                     NET ASSETS AS OF              NET ASSETS AS
                                                       ACQUISITION     ACQUISITION   ACQUISITION        AMORTIZED  OF DECEMBER
RESTRICTED SECURITIES                                     DATE             COST      DATE              COST VALUE  31, 2005
--------------------------------------------------- ---------------- --------------- ---------------- ------------ -------------
Goldman Sachs Promissory Note, 4.310%, due 11/15/06    10/21/2005     $ 200,000,000        0.42%      $200,000,000     0.48%
Goldman Sachs Promissory Note, 4.313%, due 01/03/07    12/12/2005       125,000,000        0.27        125,000,000     0.30
Goldman Sachs Promissory Note, 4.330%, due 02/23/06      2/3/2005       400,000,000        0.94        400,000,000     0.96
Goldman Sachs Promissory Note, 4.410%, due 02/22/06     6/15/2005        90,000,000        0.18         90,000,000     0.22
Goldman Sachs Promissory Note, 4.360%, due 08/14/06     8/15/2005       340,000,000        0.66        340,000,000     0.82
Goldman Sachs Promissory Note, 4.360%, due 01/17/06     4/15/2005       100,000,000        0.22        100,000,000     0.24

(d) Subject to seven day put provision by the Fund.

(e) Security matures on demand. Interest rate resets daily. Interest rate shown is rate in effect at December 31, 2005.

+ See Note 2 to the financial statements.

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
--------------------------------------------------------------------------------

ASSETS:
Investments in securities, at amortized cost .............. $ 32,105,291,790
Repurchase agreements .....................................    9,844,620,000
Interest receivable .......................................       98,227,241
Prepaid insurance and other assets ........................           61,762
                                                            ----------------
               Total Assets ...............................   42,048,200,793
                                                            ----------------

LIABILITIES:
Dividend payable ..........................................        9,765,012
Payable for securities purchased ..........................      499,705,550
Advisory fee payable ......................................          659,417
Administration fee payable ................................          560,412
Custodian fee payable .....................................          250,859
Default insurance policy fee ..............................          678,721
Audit fee payable .........................................           31,000
Legal fee payable .........................................            5,069
Transfer agent fee payable ................................           24,386
                                                            ----------------
               Total Liabilities ..........................      511,680,426
                                                            ----------------

NET ASSETS ................................................ $ 41,536,520,367

NET ASSETS CONSIST OF:
Capital stock, $0.001 par value;
     41,546,958,629 shares issued and outstanding ......... $     41,546,959
Capital paid in excess of par .............................   41,505,418,112
Accumulated net realized loss on investments ..............      (10,444,704)
                                                            ----------------
Net Assets ................................................ $ 41,536,520,367
                                                            ================

Net asset value, offering, and redemption price per share.. $           1.00
                                                            ================

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest ............................................. $ 1,550,152,962
                                                       ---------------

EXPENSES:
Default insurance policy fee .........................       8,469,727
Advisory fee .........................................       8,234,457
Administration fee ...................................       3,529,052
Custodian fee ........................................       1,647,492
Transfer agent fee ...................................         705,811
Insurance expense ....................................         509,770
Trustees fee .........................................         100,000
Legal fee ............................................          71,833
Audit fee ............................................          41,500
Miscellaneous expense ................................           4,640
                                                       ---------------
        Total expenses ...............................       23,314,282
Fee waiver (Note 3) ..................................         (78,262)
                                                       ---------------
Total net expenses ...................................      23,236,020
                                                       ---------------
Net investment income ................................   1,526,916,942
                                                       ---------------
NET REALIZED GAIN ON INVESTMENTS:

Net realized gain on investments .....................       1,370,362
                                                       ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.. $ 1,528,287,304
                                                       ===============

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

STATEMENT OF CHANGE IN NET ASSETS

--------------------------------------------------------------------------------


                                                                        YEAR ENDED           YEAR ENDED
                                                                     DECEMBER 31, 2005    DECEMBER 31, 2004
                                                                     -----------------    -----------------
FROM OPERATIONS:
Net investment income .............................................. $   1,526,916,942    $     706,860,037
Net realized gain (loss) on investments ............................         1,370,362          (11,806,532)
                                                                     -----------------    -----------------

Net increase in net assets resulting from operations ...............     1,528,287,304          695,053,505
                                                                     -----------------    -----------------

DISTRIBUTIONS FROM:
Net investment income ..............................................    (1,526,916,942)        (706,860,037)
Net realized gain on investments ...................................                 -              (13,133)
                                                                     -----------------    -----------------
Total distributions ................................................    (1,526,916,942)        (706,873,170)
                                                                     -----------------    -----------------

FROM FUND SHARE TRANSACTIONS (AT CONSTANT $1.00 PER SHARE):
Proceeds from shares sold ..........................................   338,306,100,609      342,840,804,540
Cost of redemptions ................................................  (344,674,916,785)    (341,890,100,506)
                                                                     -----------------    -----------------

Net increase (decrease) in net assets from Fund share transactions..    (6,368,816,176)         950,704,034
                                                                     -----------------    -----------------

Net increase (decrease) in net assets ..............................    (6,367,445,814)         938,884,369

NET ASSETS:
Beginning of year ..................................................    47,903,966,181       46,965,081,812
                                                                     -----------------    -----------------
End of year ........................................................ $  41,536,520,367    $  47,903,966,181
                                                                     =================    =================
Undistributed net investment income ................................ $               0    $               0
                                                                     =================    =================

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                          FOR YEARS ENDED DECEMBER 31,
                                       -----------------------------------------------------------------
                                         2005           2004            2003      2002           2001
                                       --------       --------        --------   -------       ---------
PER SHARE OPERATING
PERFORMANCE:

Net asset value, beginning
      of year .....................    $ 1.0000       $ 1.0000        $ 1.0000   $ 1.0000      $  1.0000
                                       --------       --------        --------   --------      ---------
Net investment income .............      0.0323         0.0137          0.0118     0.0192         0.0431
Distributions from net
      investment income ...........     (0.0323)       (0.0137)        (0.0118)   (0.0192)       (0.0431)
Distributions from net
      realized gain on
      investments .................           -        (0.0000) (c)          -          -              -
                                       --------       --------        --------   --------      ---------

      Total distributions .........     (0.0323)       (0.0137)        (0.0118)   (0.0192)       (0.0431)
                                       --------       --------        --------   --------      ---------

Net increase from
      investment operations .......      0.0000         0.0000          0.0000     0.0000         0.0000
                                       --------       --------        --------   --------      ---------

Net asset value,
      end of year .................    $ 1.0000       $ 1.0000        $ 1.0000   $ 1.0000      $  1.0000
                                       ========       ========        ========   ========      =========

TOTAL INVESTMENT
      RETURN (a) ..................        3.28% (d)      1.38% (d)       1.18%      1.94%          4.40%

RATIOS AND SUPPLEMENTAL DATA:

Ratio of net expenses to average
      net assets ..................        0.05% (b)      0.04% (b)       0.05%      0.05%          0.04%
Ratio of net investment income
      to average net assets .......        3.24%          1.36%           1.16%      1.92%          4.33%
Net assets, end of period
      (in millions) ...............    $ 41,537       $ 47,904        $ 46,965   $ 23,606      $  19,986

----------
(a) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year, and redemption on the last day of the year.

(b) This reflects the impact of a voluntary fee waiver by SSgA FM and State Street during the years ended December 31, 2005 and December 31, 2004 (see
      Note 3 of Notes to Financial Statements.) Had SSgA FM and State Street not undertaken this waiver, the ratio of expenses to average net assets would have been 0.05% for the year ended December 31, 2005 and 0.05% for the year ended December 31, 2004. For the year ending December 31, 2005, the impact of the waiver was less than 0.01%.

(c)   Less than $0.00005 per share.

(d) Total investment return would have been lower had SSgA FM and State Street not waived fees, as detailed in Note 3 of Notes to Financial Statements.

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005
--------------------------------------------------------------------------------

1. ORGANIZATION AND FUND DESCRIPTION

State Street Navigator Securities Lending Trust (the "Trust") was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended, ("1940 Act") as a diversified, open-end management investment company. The Trust has established three series of shares of beneficial interest representing interests in three separate portfolios: State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio and State Street Navigator Securities Lending Short-Term Bond Portfolio. Currently, only State Street Navigator Securities Lending Prime Portfolio (the "Fund") has commenced operations. The Fund is a money market fund used as a vehicle for the investment of cash collateral received in conjunction with securities loans under the Global Securities Lending Program maintained by State Street Bank and Trust Company ("State Street"). The Fund's objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the
Fund:

Security Valuation: As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Security Transactions and Related Investment Income: Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis. Interest income is increased by accretion of discount and reduced by amortization of premium.

Repurchase Agreements: A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities may consist of (i) United States Government securities, or (ii) other securities that are non-traditional, such as investment and non-investment grade corporate debt and equity securities of U.S. issuers ("Non-traditional Repurchase Agreement"). SSgA Funds Management, Inc. ("SSgA FM"), a subsidiary of State Street Corporation and an affiliate of State Street, is responsible for ensuring that each Non-traditional Repurchase Agreement constitutes an eligible security for purposes of Rule 2a-7 of the 1940 Act. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Fund will seek to dispose of such securities; this action could involve costs or delays. The Fund typically enters into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA FM. However, the Fund may invest up to ten percent of its net assets in repurchase agreements maturing in more than seven days.

Federal Income Taxes: It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal income or excise tax on income and capital gains.

At December 31, 2005, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

The tax character of distributions paid during the years ended December 31, 2005 and December 31, 2004 were as follows:

DISTRIBUTIONS PAID FROM:

       ORDINARY INCOME
---------------------------------
    2005                2004
---------------     -------------
$ 1,526,916,942     $ 706,873,170

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005
--------------------------------------------------------------------------------

As of December 31, 2005, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis were as follows:

                                               UNREALIZED             LOSS
 UNDISTRIBUTED           UNDISTRIBUTED        APPRECIATION       CARRYFORWARDS
ORDINARY INCOME         LONG-TERM GAIN       (DEPRECIATION)       AND DEFERRALS          TOTAL
---------------         --------------       --------------      --------------     --------------
     $ -                       $ -                 $ -           $ (10,444,704)     $ (10,444,704)

To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. As determined on December 31, 2005, the Fund had unused capital loss carryforwards available for Federal income tax purposes to offset net realized capital gains, if any, of $8,432,884, expiring in 2012 and $2,011,820, expiring in 2013.

Dividends and Distributions to Shareholders: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

Use of Estimates: The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications: The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. However, the Trust expects the risk of losses or liabilities to be remote.

3. FEES AND COMPENSATION PAID TO AFFILIATES

SSgA FM serves as the Fund's investment adviser and State Street serves as the administrator, custodian and transfer agent.

Advisory Fee: Under the terms of the investment advisory agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of .0175% of the Fund's average daily net assets.

Administration Fee: Under the terms of the administration agreement, the Fund pays an annual administration fee to State Street equal to .0075% of the Fund's average daily net assets.

Custodian Fee: Under the terms of the custody agreement, the Fund pays an annual custody and accounting fee to State Street equal to .0035% of the Fund's average daily net assets.

Transfer Agent Fee: Under the terms of the transfer agency agreement, the Fund pays an annual transfer agency fee to State Street equal to .0015% of the Fund's average daily net assets.

For the period November 1, 2004 to January 2, 2005, SSgA FM and State Street voluntarily waived the advisory, administration, custodian, and transfer agent fees. For the year ended December 31, 2005, waived fees amounted to $45,653 for advisory, $19,565 for administration, $9,131 for custodian, and $3,913 for transfer agent fees. The fee waiver was discontinued by SSgA FM and State Street, effective January 3, 2005.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005
--------------------------------------------------------------------------------

4. TRUSTEES' FEES

On November 9, 2005, the Board of Trustees approved an increase in trustee compensation for the Trust's fiscal year ended December 31, 2005. The Trust paid each trustee who is not an officer or employee of SSgA FM or State Street $3,750 for in-person attendance at board and committee meetings. The Trust also paid each trustee an annual retainer of $20,000, other than the Chairman who received an annual retainer of $22,500. The increase in compensation was retroactive to January 1, 2005.

The Board of Trustees also approved an increase in Trustee compensation for the Trust's fiscal year ending December 31, 2006. Effective as of January 1, 2006, the Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $4,000 for in-person attendance at board and committee meetings and $1,000 for meetings held telephonically. The Trust also pays each trustee an annual retainer of $24,000, other than the Chairman who receives an annual retainer of $26,500.

Prior to the Trust's fiscal year ended December 31, 2004, the Trust paid each trustee who is not an officer or employee of SSgA FM or State Street $2,500 for in-person attendance at board and committee meetings and $1,000 for meetings held telephonically. The Trust also paid each trustee an annual retainer of $15,000, other than the Chairman who received an annual retainer of $20,000.

Each trustee is also reimbursed for out-of-pocket and travel expenses related to attendance of such meetings.

5. FINANCIAL GUARANTY INSURANCE POLICY

Effective June 10, 2005, the Trust has entered into a Financial Guaranty Insurance Agreement (the "Default Insurance Policy") with Ambac Assurance Corporation ("Ambac"). Prior to June 10, 2005, the Trust had a similar agreement with MBIA Insurance Corporation. The Default Insurance Policy provides limited coverage for certain loss events involving money market instruments held by the Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The prior Default Insurance Policy was subject to an aggregate loss limitation of $480 million and a deductible of 30 basis points of the net assets of the Fund, determined as of the close of business on the first business day prior to the loss event. The current Default Insurance Policy is subject to an aggregate loss limitation of $585 million and a deductible of 30 basis points of the net assets of the Fund, determined as of the close of business on the first business day prior to the loss event. The Default Insurance Policy is intended as a credit enhancement strategy for the Fund. The Default Insurance Policy does not cover losses resulting from changes in interest rates or other market developments. While the Default Insurance Policy is intended to provide some protection against credit risk and to help the Fund maintain a constant price per share of $1.00, there is no guarantee that the Policy will do so. The Fund has made no claims under the prior or current Default Insurance Policies for the year ended December 31, 2005.

6. BENEFICIAL INTEREST

At December 31, 2005, six mutual fund complexes each owned over 5% of the Fund's outstanding shares, amounting to 48.73% of total shares. A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

[PRICEWATERHOUSECOOPERS LOGO]

                                                      PRICEWATERHOUSECOOPERS LLP
                                                      125 High Street
                                                      Boston MA 02110
                                                      Telephone (617) 530 5000
                                                      Facsimile (617) 530 5001

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To Trustees of State Street Navigator Securities Lending Trust and Shareholders of State Street Navigator Securities Lending Prime Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The State Street Navigator Securities Lending Prime Portfolio (the "Fund"), a portfolio of State Street Navigator Securities Lending Trust, at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

[PRICEWATERHOUSECOOPERS LLP]

PricewaterhouseCoopers LLP
Boston Massachusetts
February 22, 2006

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING POLICIES AND PROCEDURES

Information regarding the Fund's proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended December 31 is available without charge (i) by calling 1-877-521-4083 (toll free), or (ii) on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
TRUSTEES AND OFFICERS INFORMATION
DECEMBER 31, 2005 (UNAUDITED)

The following tables set forth information concerning the trustees and officers of the Trust. The Statement of Additional Information includes additional information about Trust's trustees and is available upon request, without charge, by calling 617-664-1857.

                                                                                                     NUMBER
                                                                                                       OF
                                                                                                   PORTFOLIOS
                                                                                                       IN
                                                                                                      FUND
                                                                                                    COMPLEX
                         POSITION HELD    TERM OF OFFICE                                            OVERSEEN
  NAME, ADDRESS, AND       WITH THE       AND LENGTH OF      PRINCIPAL OCCUPATION DURING PAST 5        BY       OTHER DIRECTORSHIPS
         AGE                 TRUST         TIME SERVED                      YEARS                    TRUSTEE      HELD BY TRUSTEE
-----------------------  -------------   ----------------  -------------------------------------   ----------  --------------------
INDEPENDENT TRUSTEES:

Michael Jessee           Trustee and     Term: Indefinite  President and Chief Executive Officer        3               None
Federal Home Loan        Chairman of     Elected: 2/96     of the Federal Home Loan Bank of
Bank 111 Huntington      the Board                         Boston (1989 - present).
Ave. 25th Floor
Boston, MA 02199
DOB: 10/10/46

George J. Sullivan, Jr.  Trustee         Term: Indefinite  Chief Executive Officer, Newfound            3      Trustee, 16
State Street Navigator                   Elected: 2/96     Consultants Inc., a financial                       registered
Securities Lending                                         consulting firm (1997 - present).                   investment companies
Trust One Lincoln                                                                                              with multiple
Street Boston, MA                                                                                              portfolios,
02111                                                                                                          advised and/or
DOB: 11/13/42                                                                                                  administered by SEI
                                                                                                               Corporation

Peter Tufano             Trustee         Term: Indefinite  Sylvan C. Coleman Professor of               3               None
State Street                             Elected: 2/96     Financial Management at Harvard
Navigator Securities                                       Business School (1989 - present).
Lending Trust One
Lincoln Street
Boston, MA 02111
DOB: 4/22/57

OFFICERS:

Edward J. O'Brien        President       Term: Indefinite  Treasurer, State Street Corporation          -                -
State Street Bank and                    Elected: 2/01     (January 2005 - present), Executive
Trust Company                                              Vice President and Head of the
One Lincoln Street                                         Securities Finance Division (2000 -
Boston, MA 02111                                           present).
DOB: 8/17/54

Karen Furlong            Vice            Term: Indefinite  Vice President Compliance and                -                -
State Street Bank and    President       Elected: 2/04     Operational Risk Management, State
Trust Company                                              Street Bank and Trust Company (2003 -
One Lincoln Street                                         present); Vice President of Global
Boston, MA 02111                                           Operations, State Street Bank and
DOB: 4/1/59                                                Trust Company (2001-2003); Senior
                                                           Director of Institutional and Trust
                                                           Administration, Investors Bank and
                                                           Trust (1999-2001).

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
TRUSTEES AND OFFICERS INFORMATION
DECEMBER 31, 2005 (UNAUDITED)

                                                                                                     NUMBER
                                                                                                       OF
                                                                                                   PORTFOLIOS
                                                                                                       IN
                                                                                                      FUND
                                                                                                    COMPLEX
                         POSITION HELD    TERM OF OFFICE                                            OVERSEEN
 NAME, ADDRESS, AND        WITH THE       AND LENGTH OF      PRINCIPAL OCCUPATION DURING PAST 5        BY      OTHER DIRECTORSHIPS
        AGE                  TRUST         TIME SERVED                      YEARS                    TRUSTEE      HELD BY TRUSTEE
---------------------    -------------   ----------------  -------------------------------------   ----------  --------------------
OFFICERS Continued:

Gary L. French           Treasurer       Term: Indefinite  Senior Vice President of State Street        -                -
State Street Bank and                    Elected: 5/05     Bank and Trust Company (2002 -
Trust Company                                              present); Managing Director, Deutsche
2 Avenue de Lafayette                                      Bank Fund Operations (formerly, Zurich
Boston, MA 02111                                           Scudder Investments) (2001-2002);
DOB: 7/4/51                                                President, UAM Fund Services and two
                                                           other wholly-owned subsidiaries of
                                                           United Asset Management (1995-2001).

Kyle F. Moran            Assistant       Term: Indefinite  Vice President and Senior Director of        -                -
State Street Bank and    Treasurer       Elected: 8/05     Fund Administration, State Street
Trust Company                                              Bank and Trust Company (2004-present);
2 Avenue de Lafayette                                      Senior Vice President, Putnam
Boston, MA 02111                                           Investments (Institutional Accounting
DOB: 1/19/59                                               Operations) (2000-2004).

Mary Moran Zeven         Secretary       Term: Indefinite  Senior Vice President and Senior             -                -
State Street Bank and                    Elected: 2/01     Managing Counsel, (2002 - present);
Trust Company                                              Vice President and Counsel, State
2 Avenue de Lafayette                                      Street Bank and Trust Company (2000 -
Boston, MA 02111                                           2002); Vice President and Counsel,
DOB: 2/27/61                                               PFPC, Inc. 1999 to 2000.

Julie A. Tedesco         Assistant       Term: Indefinite  Vice President and Senior Counsel,           -                -
State Street Bank and    Secretary       Elected: 2/04     State Street Bank and Trust Company
Trust Company                                              (2000-present); Counsel of First Data
2 Avenue de Lafayette                                      Investor Services Group, Inc.
Boston, MA 02111                                           (1994-2000).
DOB: 9/30/57

Peter A. Ambrosini       Chief           Term: Indefinite  Senior Principal and Chief Compliance        -                -
SSgA Funds               Compliance      Elected: 11/04    and Risk Management Officer, SSGA
Management, Inc.         Officer                           Funds Management, Inc. and State
State Street                                               Street Global Advisors (2001-present);
Financial                                                  Managing Director, Regulatory
Center  One Lincoln                                        Compliance and Consulting Group,
Street Boston, MA                                          PricewaterhouseCoopers (1986-2001).
02111
DOB: 12/17/43

             TRUSTEES                              INVESTMENT ADVISER
        Michael A. Jessee                      SSgA Funds Management, Inc.
      George J. Sullivan Jr.                  State Street Financial Center
           Peter Tufano                            One Lincoln Street
                                                    Boston, MA 02111

      INDEPENDENT ACCOUNTANTS                         LEGAL COUNSEL
     PricewaterhouseCoopers LLP                     GoodwinProcter LLP
          125 High Street                             Exchange Place
          Boston, MA 02110                           Boston, MA 02109

                   ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
                       State Street Bank and Trust Company
                               225 Franklin Street
                                Boston, MA 02110

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                       State Street Bank and Trust Company
                               Securities Finance
                          State Street Financial Center
                               One Lincoln Street
                                Boston, MA 02111

 This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

ITEM 2. CODE OF ETHICS.

As of the end of the period, December 31, 2005, State Street Navigator Securities Lending Trust (the "Trust" or "Registrant") has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Trust's principal executive officer and principal financial officer. The Trust has not made any amendments to its code of ethics during the covered period. The Trust has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the Trust's code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees has determined that the Trust has at least one "audit committee financial expert" as defined in Item 3 of Form N-CSR serving on its Audit Committee: Mr. George Sullivan. Mr. Sullivan is "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a)   Audit Fees

            For the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate audit fees billed for professional services rendered by PricewaterhouseCoopers LLP ("PwC"), the Trust's principal accountant, for the audit of the Trust's annual financial statements and services normally provided by PwC in connection with the Trust's statutory and regulatory filings or engagement were $33,500 and $31,000, respectively.

      (b)   Audit-Related Fees

            For the fiscal years ended December 31, 2005 and December 31, 2004, there were no fees for assurance and related services by PwC reasonably related to the performance of the audit of the Trust's financial statements that were not reported under (a) of this Item.

      (c)   Tax Fees

            For the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate tax fees billed for professional services rendered by PwC for tax compliance, tax advice, and tax planning were $3,800 and $3,500, respectively. Such tax services included the review of income and excise tax returns for the Trust.

      (d)   All Other Fees

            For the fiscal years ended December 31, 2005 and December 31, 2004, there were no fees billed for professional services rendered by PwC for products and services provided by PwC to the Trust, other than the services reported in (a) through (c).

            For the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate fees billed for professional services rendered by PwC for products and services provided by PwC to SSgA Funds Management, Inc. (the "Adviser") and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Trust's audit committee, were $5,814,383 and $3,796,000, respectively.

      (e)(1) Audit Committee Pre-Approval Policies and Procedures

            The Trust's Audit Committee Charter states the following with respect to pre-approval procedures:

      Pre-Approval Requirements. Before the independent accountants are engaged by the Trust to render audit or non-audit services, either:

            1. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting; or

            2. The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee's responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

      De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent accountants during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

      Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent accountants to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent accountants' engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent accountants to notify the Audit Committee of any non-audit services that need to be pre-approved.

            - Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the "total amount of revenues" calculation is based on the total amount of revenues paid to the independent accountants by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

      (e)(2) Percentages of Services

            None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

      (f)   Not applicable.

      (g)   Total Fees Paid By Adviser and Certain Affiliates

            For the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate non-audit fees billed by PwC for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $8,391,000 and $4,964,000, respectively.

      (h) PwC notified the Trust's Audit Committee of all non-audit services that were rendered by PwC to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust's Audit Committee to consider whether such services were compatible with maintaining PwC's independence.

ITEM 5. DISCLOSURE OF AUDIT COMMITTEES FOR LISTED COMPANIES.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable to the Registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable to the Registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Certifications of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act.

(b) Certifications of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT):          State Street Navigator Securities Lending Trust

By:                    /s/Edward J. O'Brien
                       ------------------------------------
                       Edward J. O'Brien
                       President

By:                    /s/Gary L. French
                       ------------------------------------
                       Gary L. French
                       Treasurer

Date:                  February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:                    /s/Edward J. O'Brien
                       ------------------------------------
                       Edward J. O'Brien
                       President

By:                    /s/Gary L. French
                       ------------------------------------
                       Gary L. French
                       Treasurer

Date:                  February 28, 2006